Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 2,491	¥ 3,089
Purchase of property and equipment
Capital commitments
Contracted but not provided for	803	908
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 1,688	¥ 2,181